Deferred Government Grants (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2024	Mar. 31, 2024
Deferred Government Grants (Details) [Line Items]
Government grants deferred		¥ 1.2	¥ 4.0	¥ 3.6
Government Assistance, Other Subsidies [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	13.5	13.2	15.7	20.8
Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	0.3			18.5
Government grant recognized income	0.7		1.5
Amortized deferred government grant		0.7		1.4
Government Grants for Property, Plant and Equipment [Member] | Forecast [Member]
Deferred Government Grants (Details) [Line Items]
Current deferred					¥ 1.5	¥ 1.5
Current deferred government grant					¥ 18.4	19.1
Government Grants for Research and Development [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income			9.0	2.0
Current deferred		0.8
Current deferred government grant		4.1	4.5
Government grant recognized income				¥ 0.8
Government Grants for Research and Development [Member] | Forecast [Member]
Deferred Government Grants (Details) [Line Items]
Current deferred						¥ 0.8
Government grants [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	¥ 2.5		¥ 0.1